CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (107,484)	$ 64,481	$ (110,503)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	12,284	31,603	28,016
Gain on deconsolidation of subsidiaries	(1,572)	(242,097)	(1,825)
Noncash interest expenses	2,347	0	0
Loss (earnings) in equity method investments	7,464	12,090	(67,240)
Realized gain on disposal of long-term investments	0	2,141	(37,311)
Reduction in the carrying amount of the right-of-use assets	2,852	0	0
Depreciation and amortization	975	1,443	2,029
Impairment on property and equipment	503	0	0
Impairment on long-term investments	2,000	2,180	113,073
Impairment on intangible assets	0	675	0
Impairment on goodwill	83,379	29,055	0
Interest income from long-term available-for-sale investment	0	0	(108)
Write off of prepaid expenses and other current assets	22,700	0	0
Provision for doubtful accounts	212	41	46
Provision for amount due from a related party	12,408	0	0
Write-offs for advance to supplier related to Ji'nan Dearlership	0	16,140	(39)
Allowances for financing receivable losses	2,017	10,802	12,745
Write down of inventory	17,826	200	0
Write-offs of inventory related to Ji'nan Dealership	0	5,712	0
(Gain) loss on disposal of property and equipment	(52)	(25,928)	13
(Gain) loss on short-term investments	0	0	100
Realized gain on long-term available-for-sale investment	0	(1,005)	0
Fair value change of put option and liability-classified warrant	0	(233)	(195)
Fair value change of contingent consideration	(86,256)	29,604	2,545
Changes in operating assets and liabilities:
Accounts receivable	1,549	3,463	2,116
Financing receivable	1,430	19	(321)
Prepaid expenses and other current assets	(9,758)	51,864	(20,842)
Inventory	18,676	28,903	(76,605)
Right of use assets	(8,387)	0	0
Other non-current assets	82	154	434
Accounts payable	(2,063)	(11,682)	12,599
Amounts due from/to related parties	(6,495)	(65,343)	7,514
Accrued expenses and other current liabilities	(2,497)	(5,442)	8,576
Interest payable to investors	0	(4,722)	(4,048)
Deferred revenue	(2,402)	(7,324)	4,109
Operating lease liabilities-current	2,857	0	0
Operating lease liabilities-non-current	1,990	0	0
Other non-current liabilities	0	3,147	5,862
Income tax payable	(788)	9,820	4,296
Net cash used in operating activities	(34,203)	(60,239)	(114,964)
Cash flows from investing activities:
Proceeds from principal repayments of financing receivable	0	109,103	925,951
Payments to provide financing receivable	0	(5)	(748,725)
Proceeds from sale of trading securities	0	0	7,973
Proceeds from sale of equity investment with readily determinable fair values	0	8,432	0
Proceeds from sale of equity method investments	0	0	94,604
Proceeds from sales of equity investments without readily determinable fair values	0	4,585	32,726
Proceeds from capital withdrawal from equity method investees	0	1,098	148
Proceeds from disposition of Renren SNS	6,090	0	0
Proceeds from repayment of the note issued by OPI	9,564	0	0
Purchase of trading securities	0	0	(7,653)
Purchase of equity method investments, call option and warrant	0	0	(4,940)
Purchase of equity investments without readily determinable fair values	0	(256)	(5,673)
Purchase of long-term available-for-sale investments	0	(650)	(3,000)
Purchase of short-term investments	(1,436)	0	0
Proceeds from disposal of equipment and property	111	60,388	63
Purchases of equipment and property	(480)	(884)	(135)
Cash disposed of from deconsolidation of subsidiaries	(343)	0	(1,179)
Acquisition of subsidiaries, net of cash acquired	0	(9,454)	(23,305)
Loan to related parties	0	0	(11,113)
Proceeds from repayment of related party loans	0	0	8,871
Loans to third parties	0	(1,513)	(2,220)
Proceeds from repayment of third party loans	4,086	0	892
Net cash provided by investing activities	17,592	170,844	263,285
Cash flows from financing activities:
Proceeds from exercise of share options	8	526	262
Proceeds from investors	0	57,767	1,580,544
Payment to investors	0	(193,502)	(1,688,655)
Proceeds from convertible loans issued by Kaixin	21,000	0	0
Proceeds from the issuance of units by KAH	7,500	0	0
Cash acquired in the reverse recapitalization	6	0	0
Repayment of borrowings	(82,214)	(119,000)	(68,025)
Cash distribution to shareholders related to acquisition of OPI	0	(168,983)	0
Proceeds from short-term borrowings	28,654	71,140	65,859
Proceeds from long-term borrowings	0	87,000	26,639
Advance from KAH's non-controlling Shareholder	1,600	0	0
Capital injection by noncontrolling shareholders	0	10,873	16,263
Net cash used in financing activities	(23,446)	(254,179)	(67,113)
Net (decrease) increase in cash and cash equivalents and restricted cash	(40,057)	(143,574)	81,208
Cash and cash equivalents and restricted cash at beginning of year	57,513	201,923	110,084
Effect of exchange rate changes	466	(836)	10,631
Cash and cash equivalents and restricted cash at end of year	17,922	57,513	201,923
Supplemental schedule of cash flows information:
Interest paid	2,275	8,290	10,729
Income taxes paid	254	1	180
Schedule of non-cash activities:
Contingent consideration	0	14,113	62,493
Reclassification from liability to equity for contingent consideration	20,849	0	0
Beneficial conversion feature of a convertible loan issued by Kaixin	2,128	0	0
Conversion of convertible loans issued by Kaixin to KAH's ordinary shares, including interest of $219	21,219	0	0
Acquisition of noncontrolling interest	1,512	0	0
Net assets disposal of a dealership	62	0	0
Net liabilities acquired in the reverse recapitalization, excluding cash acquired	5,053	0	0
Increase in equity method investments through the settlement of amount due from a related party	600	0	0
Receivable from disposition of Renren SNS	0	60,000	0
Acquisition of business settled by forgiveness of financing receivable	0	1,428	21,201
Acquisition of entity through settlement of long-term investments	0	0	5,787
Acquisition of entity through settlement of loan to a related party	$ 0	$ 0	$ 200